SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash paid / (received) during the year:
Interest on debt	$ 158,033,000	$ 139,015,000	$ 100,174,000
Income taxes	20,122,000	(73,711,000)	5,900,000
Noncash investing and financing activities:
Change in unallocated stock in ESOP			474,000
Stock-based compensation	12,517,000	9,562,000	3,567,000
Decrease in collateral for securities lending transactions	(96,653,000)	(10,630,000)	(9,755,000)
Interest on long-term debt	93,500,000
Interest on subordinated debt	37,600,000
Interest on other and non-recourse funding obligations	26,300,000
Interest on short-term debt	$ 600,000